General Information	12 Months Ended
Dec. 31, 2022
General Information
General Information

1. General information

Response Group (“Group”) is a direct subsidiary of Ambipar Participações e Empreendimentos S.A. (“Ambipar Group” or “Company”) in the Emergency Response segment, it’s part of the Group’s essence the commitment to sustainable matters, working on the ESG (“Environment, Social and Governance”) pillars within its business and supporting its clients.

The Response Group is engaged in the response to accidents with chemical products and pollutants, fighting fires, environmental emergencies on highways, railways, airports, ports, industries, mining and pipelines, and natural disasters. The Group also offers other environmental services, such as specialized industrial cleaning.

The Response Group is also specialized in Crisis Management and answering to environmental, chemical and biological emergencies that affect the health, the environment, and property. Supported by state-of-the-art professionals with standardized HAZMAT training, proprietary command center technology, specialized vehicles and equipment. Response  develops and follows security protocols, in order to respond safely to hundreds of simultaneous emergencies and dangerous services. The Response Group owns more than 300 bases around the world, employs more than 5,000 trained employees who respond to emergencies on call 24 hours a day, 365 days a year.

On July 13, 2020, Ambipar Group’ capital was open to the public in Brazil. It was the first environmental management company to join B3, the Brazilian stock exchange, starting to trade its shares in the Novo Mercado corporate governance segment with stock ticker code AMBP3.

On July 6, 2022, Emergência Participações entered into a business combination agreement with HPX Corp. (“HPX”), a Special Purpose Acquisition Company (SPAC), to further accelerate the Company's growth. On March 3, 2023, after compliance with all corporate and regulatory requirements, the transaction was concluded. Thus, as of March 6, 2023, the Company became listed, and its common shares and warrants began to be traded on the NYSE American under the codes “AMBI” and “AMBI.WS”, respectively.

1.1. Activity in the Response segment

The main business activities of the Response Group comprise operating in prevention, management, and emergency response to accidents involving hazardous or non-hazardous products in all modes of transportation, with its own service centers and presence in 39 countries in South America, Europe, Africa, North America, and Antarctica. In addition, it provides industrial firefighters who work at customer’s facilities and has the largest and most complete training field in Latin America, training employees and clients with the most complete structure focused on emergency response and management in multimodal scenarios.

As of December 31, 2022 and December 31, 2021 the Response Group’s equity interests and their respective areas of activity are shown in Note 1.2 “Organization and Plan of Business Operation”.

1.2. Organization and Plan of Business Operation

a) Transfer of Ambipar Response Limited and Ambipar Howells Consultancy Limited to Emergência Participações S.A.

As per decided at the general meeting of the extraordinary reorganization on October 2021, following the plan of business operation for companies under common control, the entities Ambipar Response Limited (United Kingdom) and Ambipar Howells Consultancy Limited, both previously directly controlled by the Ambipar Group, became the wholly subsidiaries of Emergência Participações S.A. that provides the same activities as the original companies.

b) Incorporation of Ambipar Holding USA, Ambipar Holdings UK Limited, Ambipar Holding Canada e Ambipar Holding Ireland

In 2020 and 2021, the Response Group set up four holding companies, Ambipar Holding USA, Inc (“Ambipar USA”) Ambipar Holding Canada, Inc (“Ambipar Canada”), Ambipar Holdings UK Limited (“Ambipar UK”) and Ambipar Holding Ireland Limited (“Ambipar Ireland”) in order to acquire business in those locations, following the Response group’s plan of business operation.

c) Acquisition of Inversiones Disal Emergencia

On June 28, 2021, the Group acquired 100% of the shares of Inversiones Disal Emergencia (“acquired”). As a result, the company Inversiones Disal Emergencia (“Acquired”) became a subsidiary of Emergência Participações S.A. with the same activities as the original company (See in Note 1.3). Inversiones Disal Emergencia owned a stake in Suatrans Chile.

List of subsidiaries

The Consolidated Financial Statements include the individual statements of the entities of the Response Group, listed below:

			Ownership held		Ownership held
			by Group		by NCI
	Place of Business/ Country		12.31.2022	12.31.2021	12.31.2022	12.31.2021	Consolidation
Company	of Incorporation	Controller	%	%	%	%	method
Emergência Participações S.A.	Brazil	Ambipar Participações	100.00	100.00	—	—	Full
Ambipar Response S.A.	Brazil	Emergência Participações	100.00	100.00	—	—	Full
Ambipar Insurance Corretora de Seguros Ltda	Brazil	Emergência Participações	—	100.00	—	—	Full
Ambipar Response Insurence - Atendimento a Seguros Ltda	Brazil	Emergência Participações	100.00	100.00	—	—	Full
Ambipar University S.A.	Brazil	Emergência Participações	—	100.00	—	—	Full
Suatrans Chile S.A.	Chile	Emergência Participações	100.00	100.00	—	—	Full
Suatrans Peru SAC	Peru	Suatrans Chile	99.78	99.78	0.22	0.22	Full
Suatrans Training S.A.	Chile	Suatrans Chile	99.99	99.99	0.01	0.01	Full
SIS – Servicios Industriales Especializados S.A.	Chile	Suatrans Chile	99.99	99.99	0.01	0.01	Full
Horvefel S.A.	Uruguai	Suatrans Chile	100.00	100.00	—	—	Full
SABI Tech S.A.S	Colombia	Suatrans Chile	100.00	100.00	—	—	Full
Ambipar Holding USA, INC	United States of America	Emergência Participações	100.00	100.00	—	—	Full
Allied International Emergency LLC.	United States of America	Ambipar Holding USA	100.00	100.00	—	—	Full
One Stop Environmental, LLC	United States of America	Ambipar Holding USA	100.00	100.00	—	—	Full
Intracoastal Invironmental, LLC	United States of America	Ambipar Holding USA	100.00	100.00	—	—	Full
Custom Environmental Services, INC	United States of America	Ambipar Holding USA	100.00	100.00	—	—	Full
EMS Environmental, Inc	United States of America	Ambipar Holding USA	100.00	100.00	—	—	Full

			Ownership		Ownership
			held		held
			by Group		by NCI
	Place of Business/ Country		2022	2021	2022	2021	Consolidation
Company	of Incorporation	Controller	%	%	%	%	method
Swat Consulting Inc.	United States of America	Ambipar Holding USA	100.00	100.00	—	—	Full
Professional Emergency Resource Services	United States of America	Ambipar Holding USA	100.00	100.00	—	—	Full
Ambipar Response L1 Inc	United States of America	Ambipar Holding USA	100.00	—	—	—	Full
Witt O'Brien"s LLC	United States of America	Ambipar Holding USA	100.00	—	—	—	Full
Navigate Communications Pte. Ltd.	Singapore	Witt O'Brien"s LLC	100.00	—	—	—	Full
Navigate Response (Asia) Pte. Ltd.	Singapore	Witt O'Brien"s LLC	100.00	—	—	—	Full
Navigate PR Limited	England and Wales	Witt O'Brien"s LLC	100.00	—	—	—	Full
Navigate Response Limited	England and Wales	Witt O'Brien"s LLC	100.00	—	—	—	Full
Strategic Crisis Advisors LLC	Georgia	Witt O'Brien"s LLC	100.00	—	—	—	Full
Witt O’Brien’s PR LLC	Puerto Rico	Witt O'Brien"s LLC	100.00	—	—	—	Full
Witt O'Brien's USVI, LLC	U.S. Virgin Islands	Witt O'Brien"s LLC	100.00	—	—	—	Full
Witt O'Brien's Payroll Management LLC	Delaware	Witt O'Brien"s LLC	100.00	—	—	—	Full
O'Brien's Response Management, L.L.C.	Delaware	Witt O'Brien"s LLC	100.00	—	—	—	Full
O'Brien's do Brasil Consultoria em Emergências e Meio Ambiente S/A (c)	Brazil	Witt O'Brien"s LLC	50.00	—	50.00	—	No
Witt O'Brien's Insurance Services, LLC	New Jersey	Witt O'Brien"s LLC	100.00	—	—	—	Full
Witt Associates do Brasil Consultoria Ltda.	Brasil	Witt O'Brien"s LLC	99.92	—	0.08	—	Full
Ambipar Holdings UK Limited	United Kingdom	Emergência Participações	100.00	100.00	—	—	Full
Groco 404 Limited	United Kingdom	Ambipar Holdings UK Limited	100.00	100.00	—	—	Full
Ambipar Site Services Limited	United Kingdom	Groco 404 Limited	100.00	100.00	—	—	Full
Ambipar Holding Ireland Limited	Ireland	Ambipar Holdings UK Limited	100.00	100.00	—	—	Full
Lehane Environmental & Industrial Services Ltd	Ireland	Ambipar Holding Ireland	100.00	100.00	—	—	Full
Ambipar Response Limited (UK)	United Kingdom	Ambipar Holdings UK Limited	100.00	100.00	—	—	Full
Ambipar Howells Consultancy Limited	United Kingdom	Ambipar Response Limited (UK)	100.00	100.00	—	—	Full
Ambipar Response Limited	United Kingdom	Ambipar Response Limited (UK)	100.00	100.00	—	—	Full
Ambipar Holding Canadá, INC	Canadá	Emergência Participações	100.00	100.00	—	—	Full
Emerge Hydrovac Inc.	Canadá	Ambipar Holding Canadá	100.00	100.00	—	—	Full
Lynx Creek Industrial & Hydrovac Ltd.	Canadá	Ambipar Holding Canadá	100.00	100.00	—	—	Full
Orion Environmental Services Ltd.	Canadá	Ambipar Holding Canadá	100.00	100.00	—	—	Full
First Response Inc	Canadá	Ambipar Holding Canadá	100.00	—	—	—	Full
Graham Utility Hydrovac Services	Canadá	Ambipar Holding Canadá	100.00	—	—	—	Full
Ridgeline Canada Inc	Canadá	Ambipar Holding Canadá	100.00	—	—	—	Full
Ambipar Response ES S.A.	Brazil	Emergência Participações	70.00	70.00	30.00	30.00	Full
Ambipar Response Control Environmental Consulting S.A.	Brazil	Ambipar Response ES	70.00	70.00	30.00	30.00	Full
Ambipar Response Orbitgeo Ltda.	Brazil	Ambipar Response ES	70.00	70.00	30.00	30.00	Full
Ambipar Response OGTEC Facilities Ltda.	Brazil	Ambipar Response ES	70.00	70.00	30.00	30.00	Full
Ambipar Response Wastewater Control Ltda.	Brazil	Ambipar Response ES	70.00	70.00	30.00	30.00	Full
Ambipar Response Geoweb Ltda.	Brazil	Ambipar Response ES	70.00	70.00	30.00	30.00	Full
Ambipar Response Geociências Ltda. (a)	Brazil	Ambipar Response ES	38.50	38.50	61.50	61.50	Full
Bioenv Análises Ambientais Ltda (b)	Brazil	Ambipar Response ES	35.70	—	64.30	—	Full
CTA Serviços em Meio Ambiente Ltda	Brazil	Ambipar Response ES	70.00	—	30.00	—	Full
RG Consultoria Técnica Ambiental S.A.	Brazil	Emergência Participações	51.00	—	49.00	—	Full
RG Consultoria Técnica Ambiental Brasil Ltda	Brazil	RG Consultoria	51.00	—	49.00	—	Full
JM Serviços Integrados Ltda	Brazil	Emergência Participações	70.00	70.00	30.00	30.00	Full
JM Serviços e Locações Ltda	Brazil	Emergência Participações	70.00	70.00	30.00	30.00	Full
Lacerda & Lacerda Serviços de Transportes e Emergências Ambientais Ltda	Brazil	Emergência Participações	100.00	70.00	—	30.00	Full
Desentupidora Belo Ltda	Brazil	Emergência Participações	—	70.00	—	30.00	Full
Ambipar Response Gás Ltda.	Brazil	Emergência Participações	100.00	100.00	—	—	Full
Inversiones Disal Emergencias S.A.	Chile	Emergência Participações	100.00	100.00	—	—	Full
Ambipar Atendimento Médico Hospitalar Ltda.	Brazil	Emergência Participações	100.00	100.00	—	—	Full
Fênix Emergências Ambientais Ltda.	Brazil	Emergência Participações	100.00	100.00	—	—	Full
APW Ambiental e Transporte Ltda.	Brazil	Emergência Participações	100.00	100.00	—	—	Full
Dracares Apoio Marítimo e Portuário Ltda	Brazil	Emergência Participações	51.00	—	49.00	—	Full
Flyone Serviço Aéreo Especializado, Comércio e Serviço Ltda	Brazil	Emergência Participações	51.00	—	49.00	—	Full
CK7 Serviços de Manutenção Industrial e Reparos em Geral Ltda	Brazil	Emergência Participações	51.00	—	49.00	—	Full
C-Safety Comércio, Indústria e Serviços Ltda	Brazil	CK7 Serviços de Manutenção	51.00	—	49.00	—	Full
(a)

The subsidiary Ambipar Response ES has a 55% interest in Ambipar Response Geociências Ltda. The Company has a 70% interest in Ambipar Response ES, thus the Group has 38.50% control over the subsidiary.

(b)	The subsidiary Ambipar Response ES has a 51% interest in Bioenv Análises Ambientais Ltda. The Company has a 70% interest in Ambipar Response ES, thus the Group has 35.70% control over the subsidiary.
(c)

As described in Note 1 – General Information, the Company acquired, through its subsidiary Emergência Participações S.A., 100% of the company Witt O’Briens and the acquisition was completed on October 25, 2022; as a result, there was a joint agreement with the acquisition of 50% of O'Brien's do Brasil Consultoria em Emergências e Meio Ambiente S.A., characterizing a joint venture.

1.3. Authorization to issue these Consolidated Financial Statements

The issuance of these Consolidated Financial Statements was authorized by Management on May 12, 2023.